Annual Operating Expenses - FidelityMunicipalMoneyMarketFund-PRO - FidelityMunicipalMoneyMarketFund-PRO - Fidelity Municipal Money Market Fund - Fidelity Municipal Money Market Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.41%